Net Loss or Income per Share - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options to purchase ordinary shares
Anti-dilutive securities
Anti-dilutive securities excluded from computation of diluted net loss or income per share	19,073,356	22,073,925	27,063,618